Related Party Transactions - Additional Information (Details) - Quan Venture Fund I, L.P.	1 Months Ended
Apr. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Cash consideration for investment disposed	$ 500,000
Gain/loss recognized upon disposal	$ 0